Performance B.2. Expenses (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
		Jan. 31, 2022	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of sales:
Cost of telephone, equipment and other accessories				$ (386)	$ (425)	$ (256)
TV Content and data costs				(349)	(361)	(320)
Voice airtime and transmission costs				(234)	(261)	(202)
Bad debt and obsolescence cost				(141)	(124)	(86)
Call center costs				(72)	(84)	(90)
Transmission and other costs				(19)	(17)	(47)
Other costs				(306)	(234)	(196)
Equipment, programming and other direct costs	[1]			(1,507)	(1,506)	(1,197)	[2]
Operating expenses, net
Marketing expenses				(536)	(570)	(450)
Site and network maintenance costs				(322)	(310)	(233)
Employee related costs				(614)	(494)	(474)
External and other services				(281)	(251)	(164)
Other operating expenses				(290)	(266)	(224)
Operating expenses, net				(2,043)	(1,890)	(1,546)	[2]
Other operating income (expenses), net:
Impairment of intangible assets and property, plant and equipment				(3)	(7)	(6)
Gain (loss) on disposals of intangible assets and property, plant and equipment				6	1	5
Reverse earn-out in respect of Zantel's acquisition				0	2	11
Gain (loss) on disposal of equity investments				0	0	(15)
Other income (expenses)				8	2	10
Other operating income (expenses), net				10	$ (2)	5	[2]
Equity Investment In HTA
Other operating income (expenses), net:
Gain (loss) on disposal of equity investments			$ (15)
Proceeds from sales of investments accounted for using equity method			163
Gain (loss) on disposal of equity method investment			$ (15)
Paraguay
Other operating income (expenses), net:
Amount presented in other comprehensive income realised at derecognition of financial liability				3		4
Ghana
Other operating income (expenses), net:
Other reversals of provisions						$ 4
Colombia
Other operating income (expenses), net:
Increase (decrease) through cumulative catch-up adjustments to revenue arising from contract modification, contract liabilities				$ 2
Zantel
Other operating income (expenses), net:
Proceeds from earn-out income settlement		$ 11

[1]	The presentation of the statement of income for all periods presented has been amended as follows to provide more relevant information: (a) the sub-total 'Gross Profit' has been removed, and (b) the line 'Cost of sales' has been renamed as 'Equipment, programming and other direct costs'.
[2]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.